LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Gravitics Inc [Member]
LeasesLineItems [Line Items]
LEASES

6. Leases

The Company has entered into one noncancellable operating lease for office and manufacturing space, with a term ending in 2029. The Company determines if a contract is or contains a lease based on its relevant terms in accordance with ASC 842, including whether it conveys to the Company the right to obtain substantially all of the economic benefits of the identified leased asset and to direct its use.

The components of lease cost for the three and six months ended June 30, 2026 and 2025 were as follows (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Operating lease cost	$175	$178	$351	$354
Variable lease cost	93	17	151	30
Total lease cost	$268	$195	$502	$384

Other information related to leases are as follows (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$190	$132	$330	$272

	As of	As of
	June 30, 2026	December 31, 2025
Weighted-average remaining lease term - operating leases (years)	2.8	3.3
Weighted-average discount rate - operating leases	8.3%	8.3%

6. Leases

The Company has entered into one noncancellable operating lease for office and manufacturing space, with a term ending in 2029. The Company determines if a contract is or contains a lease based on its relevant terms in accordance with ASC 842, including whether it conveys to the Company the right to obtain substantially all of the economic benefits of the identified leased asset and to direct its use.

The components of lease cost for the years ended December 31, 2025 and 2024 were as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Operating lease cost	$702	$702
Variable lease cost	134	228
Total lease cost	$836	$930

Other information related to leases as of December 31, 2025 and 2024 were as follows (dollar amounts in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$545	$524

	December 31,
	2025	2024
Weighted-average remaining lease term - operating leases (years)	3.3	4.3
Weighted-average discount rate - operating leases	8.3%	8.3%

Maturities of lease liabilities under noncancellable leases as of December 31, 2025 are as follows (amounts in thousands):

2026	$567
2027	590
2028	613
2029	212
Total lease payments	1,982
Less imputed interest	(261)
Total lease liabilities	$1,721

Current portion of lease liabilities	$441
Lease liabilities, net of current portion	1,280
$1,721